Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Central Index Key	dei_EntityCentralIndexKey	0000882381
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2012
Morgan Stanley Global Fixed Income Opportunities Fund (Prospectus Summary) | Morgan Stanley Global Fixed Income Opportunities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DINAX
Morgan Stanley Global Fixed Income Opportunities Fund (Prospectus Summary) | Morgan Stanley Global Fixed Income Opportunities Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DINBX
Morgan Stanley Global Fixed Income Opportunities Fund (Prospectus Summary) | Morgan Stanley Global Fixed Income Opportunities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DINCX
Morgan Stanley Global Fixed Income Opportunities Fund (Prospectus Summary) | Morgan Stanley Global Fixed Income Opportunities Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DINDX